Financial Instruments - Summary of Supplier Finance Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Balance, beginning of year	$ 86	$ 132
Amounts settled	(81)	(172)
Amounts added to the program	111	126
Balance, end of year	$ 116	$ 86
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities